Investments - Summary of Equity-Accounted Investees and Investments at FVTOCI (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sinofert [Member]
Disclosure Of Interests In Other Entities [Line Items]
Proportion of Ownership Interest and Voting Rights Held	22.00%	22.00%